Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2035 Portfolio	Apr. 30, 2025 USD ($)
VIP Freedom 2035 Portfolio - Initial Class
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	689
VIP Freedom 2035 Portfolio - Service Class
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
VIP Freedom 2035 Portfolio - Service Class 2
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990